Income Taxes - Schedule of Income Tax Expense (Benefits) (Details) (Huale Group Co.Limited) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Loss before tax	$ (185,750)	$ (286,823)		$ (967,491)	$ (284,655)
Tax credit calculated at statutory tax rate	(46,438)	(71,706)		(241,873)	(71,164)
Effect of different tax rates in other countries		112		36	118
Others	46,438	71,594		241,837	71,046
Income tax expense (benefits)
Huale Group Co., Ltd ("HGL") [Member]
Loss before tax		(245,480)	$ (28,265)
Tax credit calculated at statutory tax rate		(61,370)	(7,066)
Effect of different tax rates in other countries		56
Others		61,314	7,066
Income tax expense (benefits)